Capital adequacy - Minimum capital requirements exclusive of buffers (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Disclosure of credit risk exposure
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Tangible and intangible assets		kr 134	kr 69	kr 88
Effect of IFRS 16
Disclosure of credit risk exposure
Tangible and intangible assets			94
Parent Company
Disclosure of credit risk exposure
EAD		330,696	321,303
Risk exposure amount		88,657	87,054
Minimum capital requirements		7,093	6,964
Parent Company | Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD		2,367	1,701
Risk exposure amount		2,367	1,701
Minimum capital requirements		189	136
Parent Company | Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD		2,367	1,701
Risk exposure amount		2,367	1,701
Minimum capital requirements		189	136
Parent Company | Credit risk | IRB approach
Disclosure of credit risk exposure
EAD		328,329	319,602
Risk exposure amount		79,838	79,361
Minimum capital requirements		6,387	6,349
Parent Company | Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD		172,148	171,572
Risk exposure amount		8,816	9,905
Minimum capital requirements		705	792
Parent Company | Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		45,437	33,953
Risk exposure amount		10,802	9,880
Minimum capital requirements		864	790
Parent Company | Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		110,592	113,987
Risk exposure amount		60,068	59,486
Minimum capital requirements		4,806	4,760
Parent Company | Credit risk | IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD		152	90
Risk exposure amount		152	90
Minimum capital requirements		12	7
Parent Company | Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD		5,613	4,525
Risk exposure amount		1,980	1,668
Minimum capital requirements		158	133
Parent Company | Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD		3,646	3,400
Risk exposure amount		2,352	2,157
Minimum capital requirements		188	173
Parent Company | Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount		2,534	2,037
Minimum capital requirements		203	163
Parent Company | Currency risk
Disclosure of credit risk exposure
Risk exposure amount		695	879
Minimum capital requirements		56	70
Parent Company | Commodities risk
Disclosure of credit risk exposure
Risk exposure amount		9	10
Minimum capital requirements		1	1
Parent Company | Operational risk
Disclosure of credit risk exposure
Risk exposure amount		3,214	3,066
Minimum capital requirements		kr 257	kr 245